UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     683 Capital Management, LLC

Address:  595 Madison Avenue, 17th Floor
          New York, NY 10022

13F File Number: 028-14771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ari Zweiman
Title:  Managing Member
Phone:  (212) 554-2391


Signature, Place and Date of Signing:

/s/ Ari Zweiman                   New York, NY              August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $264,964
                                       (thousands)


List of Other Included Managers:

No.        Form 13F File Number             Name

(1)        028-14774                        683 Capital Partners, LP


                                                  FORM 13F INFORMATION TABLE
                                                       June 30, 2012



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4           COLUMN 5     COLUMN 6    COLUMN 7     COLUMN 8

                                                            VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1,000)  PRN AMT    PRN CALL  DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                 ---------------  ------      ---------- --------   --- ----  ----------- -----  -----    ------- ----
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300    1,664       116,991  SH        DEFINED     (1)      116,991
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    4,183        50,200      PUT   DEFINED     (1)       50,200
BP PLC                         SPONSORED ADR    055622104    3,420        84,373  SH        DEFINED     (1)       84,373
CELSION CORPORATION            COM NEW          15117N305      368       120,000  SH        DEFINED     (1)      120,000
CHESAPEAKE ENERGY CORP         COM              165167107    9,300       500,000  SH        DEFINED     (1)      500,000
CHESAPEAKE ENERGY CORP         COM              165167107    9,858       530,000      PUT   DEFINED     (1)      530,000
CIT GROUP INC                  COM NEW          125581801    7,256       203,600  SH        DEFINED     (1)      203,600
CIT GROUP INC                  COM NEW          125581801    6,422       180,200      PUT   DEFINED     (1)      180,200
CITIGROUP INC                  COM NEW          172967424    3,289       120,000  SH        DEFINED     (1)      120,000
COCA COLA CO                   COM              191216100   23,566       301,400      CALL  DEFINED     (1)      301,400
COCA COLA CO                   COM              191216100    4,691        60,000  SH        DEFINED     (1)       60,000
CODEXIS INC. CMN               CDXS             192005106      677       182,483  SH        DEFINED     (1)      182,483
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    9,891     1,701,000  SH        DEFINED     (1)    1,701,000
CONOCOPHILLIPS                 COM              20825C104    1,397        25,000  SH        DEFINED     (1)       25,000
DELPHI AUTOMOTIVE PLC          SHS              G27823106    5,314       208,409  SH        DEFINED     (1)      208,409
DURECT CORP                    COM              266605104    3,693     4,059,100  SH        DEFINED     (1)    4,059,100
FACEBOOK INC                   CL A             30303M102      560        18,000      CALL  DEFINED     (1)       18,000
FACEBOOK INC                   CL A             30303M102    1,120        36,000      PUT   DEFINED     (1)       36,000
FIRSTHAND TECH VALUE FD INC    COM              33766Y100      353        20,000  SH        DEFINED     (1)       20,000
FURIEX PHARMACEUTICAL INC      COM              36106P101    2,732       130,391  SH        DEFINED     (1)      130,391
FUSHI COPPERWELD INC           COM              366113E107     558        64,200      CALL  DEFINED     (1)       64,200
FUSHI COPPERWELD INC           FSIN             36113E107       45         5,200  SH        DEFINED     (1)        5,200
FUSHI COPPERWELD INC           COM              36113E107      958       110,200      PUT   DEFINED     (1)      110,200
INTERNET PATENTS CORP          COM              46063G101      154        40,000  SH        DEFINED     (1)       40,000
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    2,222       125,000  SH        DEFINED     (1)      125,000
LONCOR RESOURCES INC           COM              54179W101      176       172,100  SH        DEFINED     (1)      172,100
LTX-CREDENCE CORP              COM NEW          502403207    3,350       500,000  SH        DEFINED     (1)      500,000
MICROSOFT CORP                 COM              594918104    3,610       118,000  SH        DEFINED     (1)      118,000
NABI BIOPHARMACEUTICALS        COM              629519109    2,779     1,758,944  SH        DEFINED     (1)    1,758,944
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103      812       244,581  SH        DEFINED     (1)      244,581
NEWMONT MINING CORP            COM              651639106    2,891        59,600  SH        DEFINED     (1)       59,600
ORACLE CORP                    COM              68389X105    2,970       100,000  SH        DEFINED     (1)      100,000
PENNEY J C INC                 COM              708160106    4,662       200,000      CALL  DEFINED     (1)      200,000
PHH CORP                       NOTE 6.000% 6/1  693320AQ6    2,406     1,500,000  PRN       DEFINED     (1)    1,500,000
PHH CORP                       COM NEW          693320202    3,284       187,854  SH        DEFINED     (1)      187,854
PROCTER & GAMBLE CO            COM              742718109    3,063        50,000      PUT   DEFINED     (1)       50,000
SELECT INCOME REIT             COM SH BEN INT   81618T100    1,223        51,480  SH        DEFINED     (1)       51,480
SPDR S&P 500 ETF TR            TR UNIT          78462F103   81,660       600,000      CALL  DEFINED     (1)      600,000
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    5,269       143,326  SH        DEFINED     (1)      143,326
VERIZON COMMUNICATIONS INC     COM              92343V104    4,444       100,000      PUT   DEFINED     (1)      100,000
WAL-MART STORES INC            COM              931142103   31,374       450,000      CALL  DEFINED     (1)      450,000

